Victory Money Market Fund Performance Management - Victory Money Market Fund	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment Performance
Performance Narrative [Text Block]	The following bar chart and table are intended to help you understand some indication of the risks of investing in the Fund. The bar chart illustrates the Fund’s volatility by showing how performance has varied from year to year for each full calendar year over the past 10 years. The table shows the Fund’s average annual total returns for the periods indicated. We assume reinvestment of dividends and distributions.Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future. The Fund’s most current performance information is available on the Fund’s website at vcm.com or by calling (800) 235-8396.
Performance Past Does Not Indicate Future [Text]	Remember, historical performance (before and after taxes) does not necessarily indicate what will happen in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart illustrates the Fund’s volatility by showing how performance has varied from year to year for each full calendar year over the past 10 years. The table shows the Fund’s average annual total returns for the periods indicated.
Bar Chart [Heading]	Calendar Year Returns for Fund Shares
Bar Chart Closing [Text Block]	During the periods shown in the chart:ReturnsQuarter endedHighest Quarter1.28%December 31, 2023Lowest Quarter0.00%March 31, 2022Year-to-date return1.67%June 30, 2026
Performance Table Heading	Average Annual Total Returns  <br/>For Periods Ended December 31, 2025
Performance Availability Website Address [Text]	vcm.com
Performance Availability Phone [Text]	(800) 235-8396
Fund Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Year-to-date return
Bar Chart, Year to Date Return	1.67%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	1.28%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022